Annual Fund Operating Expenses	Oct. 31, 2025
EuroPac International Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.25%
Shareholder service fees	0.08%
All other expenses	0.28%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.71%	[1]
EuroPac International Value Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.00%
Shareholder service fees	0.08%
All other expenses	0.28%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.46%	[1]
EuroPac International Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
EuroPac International Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Shareholder service fees	0.06%
All other expenses	0.54%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.47%	[2]
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	1.17%	[3]
EuroPac International Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder service fees	0.06%
All other expenses	0.54%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.22%	[2]
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	0.92%	[3]
EuroPac International Dividend Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
EuroPac International Dividend Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Shareholder service fees	0.08%
All other expenses	0.29%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.48%	[4]
Fee Waiver or Reimbursement	0.02%
Net Expenses (as a percentage of Assets)	1.50%	[4],[5]
EuroPac International Dividend Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Shareholder service fees	0.08%
All other expenses	0.29%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.23%	[4]
Fee Waiver or Reimbursement	0.02%
Net Expenses (as a percentage of Assets)	1.25%	[4],[5]
EP Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
EP Emerging Markets Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.25%
Shareholder service fees	0.07%
All other expenses	0.44%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.86%	[6]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.77%	[6],[7]
EP Emerging Markets Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.00%
Shareholder service fees	0.07%
All other expenses	0.44%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.61%	[6]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.52%	[6],[7]
EuroPac Gold Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Shareholder service fees	0.09%
All other expenses	0.19%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.33%
EuroPac Gold Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder service fees	0.09%
All other expenses	0.19%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.08%

[1]	The total annual fund operating expenses does not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The total annual fund operating expenses does not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.15% and 0.90% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect through February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	The total annual fund operating expenses does not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect through February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[6]	The total annual fund operating expenses and total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[7]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect through February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.